OTHER NON-FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2023
OTHER NON-FINANCIAL LIABILITIES
OTHER NON-FINANCIAL LIABILITIES

20  – OTHER NON-FINANCIAL LIABILITIES

Other current and non-current non-financial liabilities at each reporting period end are detailed as follows:

	Current			Non-current
Description	12.31.2023		12.31.2022	12.31.2023	12.31.2022
	ThCh$		ThCh$	ThCh$	ThCh$
Dividends payable	32,081,207		29,042,469	—	—
Other	10,291,953	(1)	13,251,991	2,506,795	29,589,051
Total	42,373,160		42,294,460	2,506,795	29,589,051
(1)	Corresponds to prepayment from Coca-Cola de Chile S.A. for a marketing co-participation plan for the penetration of market equipment, which will be developed in the short term.